Leases (Details) - Schedule of Lease Expense - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Lease Expense Abstract
Operating lease cost	$ 160	$ 139	$ 456	$ 272	$ 721	$ 478
Short-term lease cost	145		145
Total lease cost	$ 305	$ 139	$ 601	$ 272	$ 721	$ 478